                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06495

       Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                    Flaherty & Crumrine Preferred Income
                                    Opportunity Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 06495
REPORTING PERIOD:                   07/01/2009 - 06/30/2010
REGISTRANT ADDRESS:                 301 E. Colorado Boulevard, Suite 720,
                                    Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

--------------------------------------------------------------------------------
XL CAPITAL

Ticker Symbol: XL                           CUSIP/Security ID: 98372PAJ7
Meeting Date: 4/30/2010

                                                                                    FUND'S VOTE
                                                                                       FOR OR
                                                                                      AGAINST
                                                                                    PROPOSAL, OR
                                                                                    ABSTAIN; FOR
                                                                         WHETHER    OR WITHHOLD    WHETHER VOTE
                                                       WHO PROPOSED     FUND CAST    REGARDING      WAS FOR OR
                                                     MATTER: ISSUER /    VOTE ON    ELECTION OF       AGAINST
SUMMARY OF MATTER VOTED ON                             SHAREHOLDER        MATTER     DIRECTORS      MANAGEMENT
--------------------------------------------------   ----------------   ---------   ------------   ------------
Approve scheme of arrangement proposal               Issuer             Yes         Against        Against
Solicit additional proxies if needed for scheme      Issuer             Yes         Against        Against

--------------------------------------------------------------------------------
XCEL ENERGY

Ticker Symbol: XEL                          CUSIP/Security ID: 98389B308
Meeting Date: 5/19/2010

                                                                                    FUND'S VOTE
                                                                                       FOR OR
                                                                                      AGAINST
                                                                                    PROPOSAL, OR
                                                                                    ABSTAIN; FOR
                                                                         WHETHER    OR WITHHOLD    WHETHER VOTE
                                                       WHO PROPOSED     FUND CAST    REGARDING      WAS FOR OR
                                                     MATTER: ISSUER /    VOTE ON    ELECTION OF       AGAINST
SUMMARY OF MATTER VOTED ON                             SHAREHOLDER        MATTER     DIRECTORS      MANAGEMENT
--------------------------------------------------   ----------------   ---------   ------------   ------------
Approve directors                                    Issuer             Yes         For            For
Approval of perf. Measures under incentive plan      Issuer             Yes         For            For
Incl. nonemployee drctors under '05 incentive plan   Issuer             Yes         For            For
Approve auditor                                      Issuer             Yes         For            For
Annual advisory vote on executive comp               Security Holder    Yes         Against        For

*    Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated


By (Signature and Title)* /s/ Donald F. Crumrine
                          -------------------------------------------------
                          Donald F. Crumrine, Director,
                          Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

Date 8/20/2010
     ---------

* Print the name and title of each signing officer under his or her signature.